Collaboration Revenue - Summary of Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue Arrangement [Line Items]
Current portion of deferred revenue	$ 7,398	$ 9,963	$ 1,402
Long-term portion of deferred revenue	59,994	48,673	15,519
Deferred revenue	67,392	58,636
Upfront and Milestone Payments [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	65,846	51,359
Prepaid Research and Development Services [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	1,502	7,229
Other [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 44	$ 48